Equity (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [text block] [Abstract]
Schedule of changes in share capital
Number of
Shares (issued and outstanding)

Balance as of January 1, 2019	(*) 130,414,799

Issuance of shares and warrants (see Note 9.4)	93,673,000

Balance as of December 31, 2019	(*) 224,087,799

Issuance of shares (see Note 8.5)	100,000,000

Exercise of warrants (see Note 9.4 and 9.6)	66,861,280

Balance as of December 31, 2020	(*) 390,949,079